DERIVATIVE FINANCIAL INSTRUMENTS -Schedule of Detailed Information Greenstone Contingent Consideration (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	$ 184,171	$ 116,563
Derivative liabilities	46,710	46,372
Derivative financial liabilities	230,881	162,935
Greenstone | Contingent Liabilities
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	47,635	57,839
Derivative liabilities	46,693	28,384
Derivative financial liabilities	$ 94,328	$ 86,223	$ 11,279